Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Preserver Alternative Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Preserver Alternative Opportunities Fund (the “Fund”) is to seek current income and capital appreciation with low volatility compared to the major equity and fixed income markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the most recent fiscal year was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by principally investing in equity and fixed income securities pursuant to a variety of alternative investment strategies employed by Preserver Partners, LLC (the “Adviser”). In addition to the employment of alternative investment strategies, the Adviser may employ a long-only strategy involving the purchase of equity and fixed income securities that the Adviser believes are undervalued based on traditional fundamental analysis. At no time, however, will the long-only strategy be the only strategy employed to manage the Fund’s assets.

Permissible Investments.
Equity Securities. The equity securities in which the Fund primarily invests are common and preferred stock of U.S. issuers, similar securities issued by foreign issuers, American Depositary Receipts or “ADRs” relating to foreign issuers as well as the exchange-traded (including NASDAQ traded) common securities of master limited partnerships (each an “MLP”), business development companies (each a “BDC”) and real estate investment trusts (each a “REIT”) (collectively, “Equity Securities”). The Fund may invest in the Equity Securities of companies of all sizes.

Fixed Income Securities. The fixed income securities in which the Fund primarily invests are mortgage-backed securities (collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities), corporate debt obligations, and asset-backed securities (collateralized loan obligations (each a “CLO”)) and loan participations) issued by U.S. issuers as well as U.S. government securities (“Fixed Income Securities” and collectively with Equity Securities, “Securities”). The Fund may invest in fixed or variable rate Fixed Income Securities across the credit and maturity spectrum including “junk bonds” which are Fixed Income Securities that are not rated in the top four rating categories of a nationally recognized statistical rating organization (“Investment Grade Securities”) or are unrated and not deemed to be of comparable quality to Investment Grade Securities by the Adviser.
Alternative Investment Strategies and Long-Only Investing. Alternative investment strategies are investment strategies that are not intended to correlate with the performance of the general equity and bond markets. The alternative investment strategies that the Adviser principally employs to manage the Fund’s portfolio are described in the following table. The alternative strategies included in the table are organized alphabetically and the order in which they are presented is not representative of the allocation of Fund assets to any one strategy.

Alternative Investment Strategies.

Event Driven Strategy	Seeks to capitalize on the effect of events on the value of Equity and/or Fixed Income Securities by purchasing those securities whose value is expected to increase due to an anticipated event. Securities subject to this strategy may include Equity and Fixed Income Securities of distressed companies (e.g., companies whose Securities are available at a reduced price but are expected to be worth more after emergence from bankruptcy or upon liquidation) and companies subject to potential mergers as well as companies initiating spin offs, restructurings and recapitalizations.
Structured Credit Strategy	Involves the purchase of residential and commercial mortgage-backed securities, corporate debt obligations, loan participations and CLOs (collectively, “Structured Credit Securities”) that the Adviser believes are undervalued.
Tactical Trading Strategy	Attempts to capitalize on increases in the values of Equity and/or Fixed Income Securities in response to economic and political changes such as changes in interest rates, exchange rates, liquidity and political leadership.
Fundamental Long-Only Strategy. In addition to the alternative investment strategies discussed above, the Adviser may employ a fundamental long-only strategy involving the purchase of Equity and Fixed Income Securities that the Adviser believes are undervalued based on traditional fundamental analysis. Traditional fundamental analysis includes the assessment of market-based factors such as the condition of the overall economy and industry-related economic data as well as issuer-specific factors such as financial condition, management and product/service offerings. Pursuant to this strategy, the Adviser may also invest Fund assets in U.S. Treasury securities or maintain a portion of Fund assets in cash to hedge/provide protection against a decline in the value of equity securities and/or the credit risk associated with fixed income securities held in the Fund’s portfolio.

Pooled Investment Vehicles. The Adviser may implement the alternative investment strategies described above by investing the Fund’s assets in the common securities of exchange-traded closed-end funds and exchange-traded funds (each an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the common securities issued by hedge funds, private investment funds exempt from registration as an investment company under the 1940 Act (each a, “Private Fund”).

Illiquid Securities. The Fund limits its investment in illiquid securities to 15% of the Fund’s net assets. The Fund intends to treat the CLOs, loan participations and Private Funds in which it invests as illiquid for purposes of the Fund’s limitation on illiquid investments.
		Investment Process. The Adviser looks for long-term return potential over a full market cycle similar to that of the S&P 500 Index. A full market cycle is a peak-to peak period that includes a recession and a price decline of at least 20% from the previous market peak, followed by a rebound that establishes a new, higher peak. The Adviser also searches for Equity and/or Fixed Income Securities with current income potential of greater than 2-3% for equity-focused strategies and greater than 6% for other strategies, lower volatility as compared to equity and fixed income markets, and liquidity.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (See also “Foreign Security Risk” below). These risks may adversely affect the value of ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity and a BDC may not be able to liquidate investments in Portfolio Companies at their perceived value and may not be able to reduce exposure to such investments during adverse market or economic conditions. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. BDCs are permitted to use a higher level of leverage than a registered investment company, typically have high management fees, including incentive fees that registered investment companies are not permitted to impose. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

See also “Fee Layering Risk” below.

Collateralized Loan Obligation Risk. A CLO is an asset-backed security with respect to which an investor bears the investment risks associated with Fixed Income Securities and asset-backed securities. See “Fixed Income Security Risk” and “Mortgage-backed and Asset-backed Securities Risk” below. The Fund classifies CLOs as an illiquid investment and may have difficulty valuing such securities, which may cause the Fund’s NAV to fluctuate significantly. The Fund may lose money if it cannot sell such securities when it chooses to do.

Equity Security Risk. The value of Equity Securities is influenced by a number of factors which may relate directly to the issuer of the Equity Securities or broader economic or market events, including changes in interest rates. Common stock ranks below preferred stock and debt securities with respect to claims for dividends and for assets of the company issuing the Equity Securities in a liquidation or bankruptcy.

Fee Layering Risk. When the Fund invests in a BDC, MLP, Private Fund, another registered investment company or REIT, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by that entity. Therefore, the Fund will incur additional expenses which may be duplicative of the Fund’s own operational expenses. As a result, the Fund’s investments in these entities may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or than if it invested directly in the securities held by these entities.

Fixed Income Security Risk. Generally, Fixed Income Securities are subject to the following investment risks:
Call Risk. Some Fixed Income Securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the Fund may have to invest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of the Fund’s “callable” issues may be more volatile.

Credit Risk. The value of Fixed Income Securities change in response to changes in the credit ratings of those securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. Investments in fixed income securities issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the Fixed Income Securities.

Prepayment/Extension Risk. Issuers may experience acceleration in prepayments of mortgage loans or other receivables backing the issuers’ Fixed Income Securities when interest rates decline, which can shorten the maturity of the security, force investors to acquire Fixed Income Securities with lower interest rates, and reduce return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a Fixed Income Security and causing the value of the security to decline.

Variable Rate Securities. The interest income generated by variable rate Fixed Income Securities will decline as interest rates decline and the security’s benchmark interest rate may not change as quickly as interest rates fluctuate causing the interest payments to be less than anticipated as interest rates rise. A secondary market may not exist for variable rate securities and such securities and an investor may not be able to sell such securities upon default of the issuer.
Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Investment Company Risk. The 1940 Act, and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company, thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. See also “Fee Layering Risk” above.

Exchange-traded closed-end funds and ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Loan Participation Risk. The purchaser of a loan participation assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of the loan, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. The Fund classifies loan participations as an illiquid investment and may have difficulty valuing such securities, which may cause the Fund’s NAV to fluctuate significantly. The Fund may lose money if it cannot sell such securities when it chooses to do. See also, “Fixed Income Security Risk” above.

Management Risk. The performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. Prior to rendering investment management services to the Fund, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has extensive experience managing assets of the type in which the Fund may invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser. The Adviser’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may diminish the performance of the Fund.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s NAV and investment return.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and investors may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

MLP Risk. MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP interests have limited control and voting rights on matters affecting the partnership and are exposed, under certain circumstances, to a possibility of liability for all of the obligations of that MLP. Holders of MLP interests are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of an investor’s investment in an MLP will depend in part on the MLP’s treatment as a partnership for U.S. federal income tax purposes. MLP interests may not be as liquid as other more commonly traded equity securities and have relatively high distribution rates compared to corporate securities. The characterization of these distributions as either long-term capital gains or as some other type of return may not be ascertainable until the end of a taxable year and may complicate the calculation of the Fund’s and its shareholders’ taxes. See also “Fee Laying Risk” above.

Mortgage-backed and Asset-backed Securities Risk. Guarantees of mortgage-backed securities relate to the principal and interest payments and not the market value of such securities. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on mortgage-backed securities will result in an unforeseen loss of interest income to investors as investors as they may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. See also “Fixed Income Security Risk” above.

The value of asset-backed securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of Junk Bonds may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Private Fund Risk. The Fund, as an investor in a Private Fund, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. See, “Investment Company Risk” above. The following additional risks are relevant to the Fund’s investments in Private Funds:
Control Risk. The Adviser will not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Private Fund. A Private Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors.

Investment Risk. The Fund will be affected by losses incurred by these Private Funds and the level of risk arising from their investment policies. The Fund has no control over the investments made by Private Funds.

Liquidity Risk. The Fund’s interests in Private Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Private Fund or withdraw all or a portion of its investment from a Private Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser may be able to negotiate on behalf of the Fund).

Transparency Risk. Private Funds typically provide limited portfolio information. This may result in a Private Fund using investment strategies that are not fully disclosed to the Adviser. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Private Fund as changes to the Private Fund strategies and investments evolve over time.

Valuation Risk. Market quotations for Private Funds are not readily available and, therefore, the value of the Fund’s investment in a Private Fund will be valued at fair value pursuant to procedures approved by the Board. Given the subjectivity inherent in fair valuation and the limited portfolio information typically available from a Private Fund, the price at which the Fund values its interest in the Fund may differ from any periodic valuation of the Fund’s interest provided by the Private Fund and the price at which the Fund ultimately sells its interest in the Private Fund.
See also “Fee Layering Risk” above.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT Risk. REITs are subject to the risks generally associated with real estate investments, such as: (1) fluctuations in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds or other limits on obtaining capital; (4) changes in interest rates; (5) environmental problems; (6) overbuilding; (7) extended vacancies of properties; (8) increases in property taxes; and (9) changes in zoning laws and regulations. REITs are also subject to the risks related to their structure and focus such as dependency upon management and heavy cash flow, and limited diversification (e.g., focus on certain types of real estate such as apartment buildings or real estate located in certain areas). These reasons may cause REITs to be less liquid and more volatile than other exchange-traded securities. See also “Fee Layering Risk” above.

Sector Risk. Although the Fund will not concentrate its portfolio in any particular industry or group of industries, the Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

		Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value. The security may even decrease in value.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.preserverfunds.com for current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.preserverfunds.com
Preserver Alternative Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 208
3 Years	rr_ExpenseExampleYear03	699
5 Years	rr_ExpenseExampleYear05	1,216
10 Years	rr_ExpenseExampleYear10	$ 2,635
Preserver Alternative Opportunities Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fee (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.57%	[1]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.30%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 233
3 Years	rr_ExpenseExampleYear03	774
5 Years	rr_ExpenseExampleYear05	1,341
10 Years	rr_ExpenseExampleYear10	$ 2,885

[1]	Total Annual Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[2]	Preserver Partners, LLC the Fund’s adviser (the “Adviser”) has contractually agreed, through December 31, 2018, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.75% of the Fund’s average daily net assets through December 31, 2018 (“Expense Limitation Agreement”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser will recoup the sum of all fees previously waived or expenses reimbursed during any of the previous 36 months, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time.